Guarantees, commitments, pledged assets and contingencies - Uses of Pledged Assets and Collateral (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	$ 734,252	$ 664,122
Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	734,252	664,122
Securities borrowing and lending [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	168,681	158,748
Obligations related to securities sold short [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	46,260	45,288
Obligations related to securities lent or sold under repurchase agreements [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	331,784	274,392
Securitization [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	38,686	40,438
Covered bonds [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	69,802	62,905
Derivative transactions [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	40,352	49,556
Foreign governments and central banks [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	9,111	9,503
Clearing systems, payment systems and depositories [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	10,709	8,263
Other [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	$ 18,867	$ 15,029